SUBMISSION TYPE				13F-HR
                             Form 13F Holdings Report
PERIOD					06/30/12
FILER
	CIK		0001093694


DOCUMENT-COUNT		1
SUBMISSION-CONTACT
	NAME				JOYCE MICHELS
	PHONE				404-239-0111
        NOTIFY-INTERNET	jmichels@eicatlanta.com


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Report for the Calendar Year or Quarter Ended: JUNE 30, 2012

Check here if Amendment [  ]; Amendment Number
This Amendment (check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Equity Investment Corporation
Address:   3007 Piedmont Road, NE
           Suite 200
           Atlanta, GA  30305

13F File Number:		028-10606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joyce Michels
Title:		Operations and Compliance Manager
Phone:		404-239-0111
Signature, Place, and Date of Signing:
Joyce Michels, Atlanta, GA, 04/27/12

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:
None

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:	46
Form 13F Information Table Value Total:	$1,685,813

List of Other Included Managers:
NONE

                                                       Form 13F Information Table
                        Title of            Value      shares/     sh/ put/ InvstmeOther Voting Authority
Name of Issuer          Class  Cusip        (x$1000)   Prn amt     prn call dscretnMgrs  Sole    SharedNone

ALLIANT TECHSYSTEMS INC COM    018804104           1598       31599SH       sole            31599           0
AMERICAN EXPRESS CO     COM    025816109          44294      760938SH       sole           738603       22335
BARD, C R INC           COM    067383109          48643      452747SH       sole           440137       12610
BARRICK GOLD CORP COM   COM    067901108          50793     1351956SH       sole          1314011       37945
BAXTER INTL INC         COM    071813109          40541      762769SH       sole           738684       24085
BECTON DICKINSON & CO COCOM    75887109           32004      428142SH       sole           414652       13490
CHEVRON CORP NEW COM    COM    166764100          34531      327311SH       sole           317141       10170
CHUBB CORP              COM    171232101          45347      622725SH       sole           605320       17405
CISCO SYS INC COM       COM    17275R102          50806     2959011SH       sole          2868701       90310
CONOCOPHILLIPS COM      COM    20825C104          44406      794663SH       sole           770883       23780
CVS CORP COM            COM    126650100          20899      447234SH       sole           430829       16405
DELL INC COM            COM    24702R101          34346     2745519SH       sole          2647404       98115
DR PEPPER SNAPPLE GROUP COM    26138E109          55268     1263268SH       sole          1226838       36430
EBAY INC COM            COM    278642103          30224      719451SH       sole           700861       18590
EXELON CORP COM         COM    30161N101          34751      923750SH       sole           896685       27065
EXXON MOBIL CORP COM    COM    30231G102          61682      720831SH       sole           699281       21550
GLAXOSMITHKLINE PLC SPONCOM    37733W105          34007      746260SH       sole           723600       22660
GOOGLE INC CL A         COM    38259P508          50175       86498SH       sole            83906        2592
ISHARES TR RUSL 3000 VALCOM    464287663           2806       31550SH       sole            31550           0
ISHARES TR RUSSELL1000VACOM    464287598            950       13930SH       sole            13930           0
JOHNSON & JOHNSON       COM    478160104          52132      771635SH       sole           747780       23855
KROGER CO COM           COM    501044101           2349      101273SH       sole           101273           0
MARKET VECTORS ETF TR GOCOM    57060U100            559       12475SH       sole            12475           0
MEDTRONIC INC COM       COM    585055106          59345     1532285SH       sole          1485045       47240
MICROSOFT               COM    594918104          72374     2365948SH       sole          2297863       68085
MOLSON COORS BREWING CO COM    60871R209          72352     1738803SH       sole          1681733       57070
NEWMONT MNG CORP        COM    651639106          38639      796508SH       sole           770658       25850
NORTHROP GRUMMAN CORP COCOM    666807102          46589      730343SH       sole           707653       22690
PEPSICO INC             COM    713448108          71026     1005186SH       sole           976041       29145
PNC FINANCIAL CORP      COM    693475105          48879      799852SH       sole           779547       20305
PROCTER & GAMBLE COMPANYCOM    742718109          45746      746879SH       sole           723264       23615
PROSHARES TR SHRT 20+YR COM    74347X146            607       20745SH       sole            20745           0
SCHWAB CHARLES CORP NEW COM    808513105          51058     3948780SH       sole          3831160      117620
SIGMA ALDRICH CORP COM  COM    826552101          24402      330065SH       sole           329645         420
SPDR GOLD TRUST GOLD SHSCOM    78463V107            365        2350SH       sole             2350           0
STAPLES INC COM         COM    855030102          30133     2309031SH       sole          2235166       73865
SUNTRUST BKS INC COM    COM    867914103          25067     1034525SH       sole          1001595       32930
TARGET CORP COM         COM    87612E106          65855     1131726SH       sole          1101411       30315
TORCHMARK CORP COM      COM    891027104          28364      561111SH       sole           544860       16251
TRAVELERS COMPANIES INC COM    89417E109          35370      554040SH       sole           538050       15990
UNILEVER NV N Y SHS NEW COM    904784709          38172     1144577SH       sole          1108297       36280
US BANCORP DEL COM NEW  COM    902973304          40555     1261034SH       sole          1220929       40105
VANGUARD MORTG-BACK SEC COM    92206C771            652       12455SH       sole            12455           0
WAL MART STORES INC     COM    931142103          72114     1034338SH       sole          1004088       30250
WELLS FARGO & CO NEW COMCOM    949746101          44412     1328121SH       sole          1289086       39035
ZIMMER HLDGS INC COM    COM    98956P102            626        9732SH       sole             9732           0
                                             1,685,813